Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Mar. 31, 2023
Notes to Financial Statements
SEC Schedule, 12-09, Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

	Balance at	Charged/	Charged to	Deductions		Balance
	beginning	(credited)	other	from		at end
	of period	to income	accounts	reserve		of period
Year-ended March 31, 2023:
Allowance for doubtful accounts	$54	$(20)	$-	$-	(a)	$34
Income tax valuation allowance	$3,931	$1,064	$-	$-		$4,995

Year-ended March 31, 2022:
Allowance for doubtful accounts	$339	$(291)	$-	$(6)	(a)	$54
Income tax valuation allowance	$4,674	$(743)	$-	$-		$3,931

Year-ended March 31, 2021:
Allowance for doubtful accounts	$1,598	$(1,304)	$-	$(45)	(a)	$339
Income tax valuation allowance	$4,473	$201	$-	$-		$4,674

(a) Accounts written off, net of recoveries.